Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,710,596.61

Principal:
Principal Collections	$18,577,556.76
Prepayments in Full	$12,890,112.43
Liquidation Proceeds	$390,767.68
Recoveries	$28,703.65
Sub Total	$31,887,140.52
Collections	$34,597,737.13

Purchase Amounts:
Purchase Amounts Related to Principal	$242,148.63
Purchase Amounts Related to Interest	$1,123.11
Sub Total	$243,271.74

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,841,008.87

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$34,841,008.87
Servicing Fee	$659,707.82	$659,707.82	$0.00	$0.00	$34,181,301.05
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,181,301.05
Interest - Class A-2 Notes	$66,522.11	$66,522.11	$0.00	$0.00	$34,114,778.94
Interest - Class A-3 Notes	$287,136.67	$287,136.67	$0.00	$0.00	$33,827,642.27
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$33,722,506.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,722,506.85
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$33,667,234.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,667,234.85
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$33,625,342.18
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,625,342.18
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$33,570,508.85
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,570,508.85
Regular Principal Payment	$30,615,695.19	$30,615,695.19	$0.00	$0.00	$2,954,813.66
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,954,813.66
Residuel Released to Depositor	$0.00	$2,954,813.66	$0.00	$0.00	$0.00
Total		$34,841,008.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$30,615,695.19
Total					$30,615,695.19
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$30,615,695.19	$73.95	$66,522.11	$0.16	$30,682,217.30	$74.11
Class A-3 Notes	$0.00	$0.00	$287,136.67	$0.68	$287,136.67	$0.68
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$30,615,695.19	$22.81	$610,792.20	$0.46	$31,226,487.39	$23.27

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$145,139,147.34	0.3505777	$114,523,452.15	0.2766267
Class A-3 Notes	$420,200,000.00	1.0000000	$420,200,000.00	1.0000000
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$758,389,147.34	0.5650133	$727,773,452.15	0.5422041

Pool Information
Weighted Average APR	4.226%	4.217%
Weighted Average Remaining Term	44.43	43.58
Number of Receivables Outstanding	41,933	40,959
Pool Balance	$791,649,387.36	$759,255,174.91
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$763,443,971.87	$732,342,363.49
Pool Factor	0.5803952	0.5566455

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$11,388,827.62
Yield Supplement Overcollateralization Amount	$26,912,811.42
Targeted Overcollateralization Amount	$31,481,722.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$31,481,722.76

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	14

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		100	$293,626.95
(Recoveries)		44	$28,703.65
Net Losses for Current Collection Period			$264,923.30
Cumulative Net Losses Last Collection Period			$2,815,279.43
Cumulative Net Losses for all Collection Periods			$3,080,202.73

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.40%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.57%	538	$11,902,520.20
61-90 Days Delinquent	0.09%	37	$714,494.40
91-120 Days Delinquent	0.03%	8	$227,283.08
Over 120 Days Delinquent	0.05%	17	$355,075.96
Total Delinquent Receivables	1.74%	600	$13,199,373.64

Repossession Inventory:
Repossessed in the Current Collection Period		24	$550,477.06
Total Repossessed Inventory		40	$930,127.24

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1864%
Preceding Collection Period			0.4549%
Current Collection Period			0.4100%
Three Month Average			0.3504%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1770%
Preceding Collection Period			0.1645%
Current Collection Period			0.1514%
Three Month Average			0.1643%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer